Other Income and Expense (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Allowance for Funds Used During Construction, Capitalized Cost of Equity	$ 44	$ 22	$ 21
Restructuring charges for corporate realignment			26
Employee costs [Member] | Selling, General and Administrative Expenses [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs	15
Employee costs [Member] | Operation and maintenance [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs	15
Merger [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs	11
Other Restructuring [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs	10
Williams Partners [Member]
Segment Reporting Information [Line Items]
Gain Related To Claims From Purchase Of Business In A Prior Period	154	0	0
Project development costs	2	4	21
Williams Partners [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance deductible expense		13
Insurance Recoveries	246	50
Insurable Expense in Excess of our Deductibles	14	10
Williams Partners [Member] | Geismar Incident [Member] | Property Damage And Business Interruption [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	500
Williams Partners [Member] | Geismar Incident [Member] | Property Damage [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	10
Williams Partners [Member] | Geismar Incident [Member] | Business Interruption [Member]
Segment Reporting Information [Line Items]
Duration of waiting period before business interrutpion coverage begins	60 days
Williams Partners [Member] | Geismar Incident [Member] | General Liability [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	610
Insurance deductibles	2
Williams Partners [Member] | Geismar Incident [Member] | Workers Compensation [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	1
Williams NGL & Petchem Services [Member] | Bluegrass Pipeline Company Llc [Member]
Segment Reporting Information [Line Items]
Project development costs	$ 18